Related Party Transactions - Summary of Outstanding Balances and Transactions with Related Parties (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	₱ 72,952	₱ 85,488	₱ 88,750
ROU assets	48,777	39,111	32,717
Lease liabilities - net of current portion	55,276	46,703	41,625
Current portion of lease liabilities	8,897	7,335	5,921
Repairs and maintenance	30,849	30,653	30,186
Rent	1,413	1,398	1,372
Depreciation and amortization	59,487	56,228	58,662
Accounts payable	56,379	66,722	81,014
Financing costs – net	18,168	15,500	13,755
Professional and other contracted services	7,521	7,878	9,077
Communication, training and travel	1,134	1,165	1,229
Prepayments and other nonfinancial assets	62,677	71,904
Insurance and security services	1,402	1,408	1,344
Trade and other receivables	50,264	48,808
Revenues	218,388	216,833	210,953
Expenses	168,040	166,346	170,259
Meralco
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities	590	552
ROU assets	1,974	2,600
Lease liabilities - net of current portion	1,552	2,191
Current portion of lease liabilities	645	565
Repairs and maintenance	3,152	3,039	2,928
Depreciation and amortization	₱ 1,309	652	603
Meralco | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease
Meralco | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of invoice
Meralco | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2025 – due after December 31, 2026; 2024 – due after December 31, 2025
Meralco | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2025 – due after December 31, 2025; 2024 – due after December 31, 2024
Meralco Industrial Engineering Services Corporation, or MIESCOR
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	₱ 47	26
Repairs and maintenance	₱ 213	53	10
Terms and Conditions	30 days upon receipt of invoice
NTT TC Leasing [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Non-amortizing, payable upon maturity on March 30, 2023
Financing costs – net			19
NTT World Engineering Marine Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities	₱ 217	256
Repairs and maintenance	₱ 136	116	92
Terms and Conditions	1st month of each quarter; noninterest-bearing
NTT TC Leasing One [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Non-amortizing, payable upon maturity on March 27, 2024
Financing costs – net		26	96
NTT Worldwide Telecommunications Corporation [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
Selling and promotions			1
NTT DOCOMO, Inc. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	₱ 16	121
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
Professional and other contracted services	₱ 122	125	105
N T T D O C O M O Business [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	₱ 29	115
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
Professional and other contracted services	₱ 122	123	110
JGSHI and Subsidiaries [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities	20	59
Accrued expenses and other current liabilities	51	44
ROU assets	4	4
Repairs and maintenance	12	14	48
Rent	₱ 244	361	246
JGSHI and Subsidiaries [Member] | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease
JGSHI and Subsidiaries [Member] | Accounts Payable And Accrued Expenses And Other Current Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	1st month of each quarter; 30 days upon receipt of invoice; noninterest-bearing
JGSHI and Subsidiaries [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice; noninterest-bearing
Malayan [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities	₱ 9	8
Insurance and security services	171	209	261
Gotuaco [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities		2
Insurance and security services	116	133	142
FPIML [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accounts payable and accrued expenses and other current liabilities	38
Professional and other contracted services	127	163	149
Various [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Accrued expenses and other current liabilities	744	516
ROU assets	907	308
Lease liabilities - net of current portion	738	181
Current portion of lease liabilities	₱ 243	97
Terms and Conditions	30 days upon receipt of billing; noninterest-bearing
Accounts payable	₱ 734	1,485
Trade and other receivables	8,459	7,948
Revenues	2,656	2,589	2,510
Expenses	₱ 4,355	₱ 7,618	₱ 4,433
Various [Member] | ROU Assets [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Upon depreciation or expiration of lease
Various [Member] | Trade and Other Receivables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	30 days upon receipt of invoice
Various [Member] | Accrued expenses and other current liabilities [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	Immediately upon receipt of billing
Various [Member] | Lease Liabilities - Net of Current Portion [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2025 – due after December 31, 2026; 2024 – due after December 31, 2025
Various [Member] | Current Portion of Lease Liabilities [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Terms and Conditions	2025 – due after December 31, 2025; 2024 – due after December 31, 2024